CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended	12 Months Ended	21 Months Ended	24 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
EXPENSES
Finance and accounting	$ 3,500		$ 3,000	$ 38,608	$ 41,608	$ 45,108
Legal	20,311		750	25,000	25,750	46,061
General and Administrative	90,138	(2)	85	340,943	341,028	431,166
Total Expenses	113,949	(2)	3,835	404,551	408,386	522,335
Net operating income (loss)	(113,949)	2	(3,835)	(404,551)	(408,386)	(522,335)
Other income (expenses):
Interest expense	(1,072)					(1,072)
NET INCOME (LOSS)	$ (115,021)	$ 2	$ (3,835)	$ (404,551)	$ (408,386)	$ (523,407)
NET LOSS PER SHARE
Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF SHARES
Basic and diluted	112,977,678	112,500,000	112,500,000	112,716,291